UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                                -------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   646 Steamboat Road
           --------------------------------------------------
           Greenwich, CT 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin McCormack
           --------------------------------------------------
Title:     Partner, Chief Financial Officer
           --------------------------------------------------
Phone:     203-863-1430
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /S/ Kevin McCormack               Greenwich, CT         08/13/99
       ------------------------   ------------------------------  ------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-
            -------------       ----------------------------------------
        [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        52
                                               -------------

Form 13F Information Table Value Total:       $1,176,449
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                   28-
     ------           -----------              -------------------------

     [Repeat as necessary.]

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
                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- ------- --- ---- ---------- -------- ---- ------ ----
FIRST WORLD COMM. INC.  CORPORATE    337625AC1    23,790  45,750,000(SH)    (SOLE)

AT AND T CORP           COMMON STK   001957109    16,744     300,000(SH)    (SOLE)

ALKERMES INC            COMMON STK   01642T108    19,425     840,000(SH)    (SOLE)

ANADARKO                COMMON STK   032511107    16,382     445,000(SH)    (SOLE)

ASK JEEVES INC          COMMON STK   045174109       196      14,000(SH)    (SOLE)

ASPECT DEVELOPMENT      COMMON STK   045234101    12,950     700,000(SH)    (SOLE)

ASSOCIATED GROUP        COMMON STK   045651205    32,268     495,000(SH)    (SOLE)

CENTOCOR INC.           COMMON STK   152342101     4,663     100,000(SH)    (SOLE)

CENTURY COMM. CORP      COMMON STK   156503104    15,640     340,000(SH)    (SOLE)

CISCO SYSTEM            COMMON STK   17275R102    19,331     300,000(SH)    (SOLE)

CLARENT CORP            COMMON STK   180461105       179      11,950(SH)    (SOLE)

COMDISCO INC            COMMON STK   200336105    18,578     725,000(SH)    (SOLE)

COMPUCREDIT CORP        COMMON STK   20478N100    12,160     640,000(SH)    (SOLE)

DANKA BUSINESS SYS PLC  COMMON STK   236277109    15,750   2,800,000(SH)    (SOLE)

DELTA & PINE LAND CO    COMMON STK   247357106    14,175     450,000(SH)    (SOLE)

FIRST WORLD COMM.       COMMON WAR   337625115     2,288      45,750(SH)    (SOLE)

FOREST LABORATORIES     COMMON STK   345838106    27,750     600,000(SH)    (SOLE)

FRONTIER CORP           COMMON STK   35906P105    29,313     500,000(SH)    (SOLE)

GENERAL INSTRUMENT CORP COMMON STK   370120107     8,500     200,000(SH)    (SOLE)

GERALD STEVENS INC      COMMON STK   37369G101     2,400     200,000(SH)    (SOLE)

GILEAD SCIENCES INC     COMMON STK   375558103    28,999     555,000(SH)    (SOLE)

GLOBALSTAR TELECOM      COMMON STK   37936U104    28,755     355,000(SH)    (SOLE)

ICG COMMUNICATIONS      COMMON STK   449246107    25,436   1,190,000(SH)    (SOLE)

IMS HEALTH INC (WI)     COMMON STK   449934108    46,875   1,500,000(SH)    (SOLE)

JONES APPAREL GROUP     COMMON STK   480074103    10,294     300,000(SH)    (SOLE)

WORLDCOM                COMMON STK   55268B106    18,073     210,000(SH)    (SOLE)

MARINE DRILLING CO. INC.COMMON STK   568240204    11,498     840,000(SH)    (SOLE)

MEDAPHIS CORP           COMMON STK   584028104    24,524   4,265,000(SH)    (SOLE)

MEDIAONE GROUP INC      COMMON STK   58440J104    30,122     405,000(SH)    (SOLE)

MEDPARTNERS INC         COMMON STK   58503X107    21,000   2,800,000(SH)    (SOLE)

THE MEN'S WAREHOUSE     COMMON STK   587118100     1,275      50,000(SH)    (SOLE)

MICROSOFT               COMMON STK   594918104    31,375     400,000(SH)(C) (SOLE)

NTLI INC                COMMON STK   629407107    81,447     945,000(SH)    (SOLE)

NATIONAL SEMICONDUCTOR  COMMON STK   637640103    22,000   1,000,000(SH)(C) (SOLE)

NORTHPOINT COMM. INC.   COMMON STK   666610100     1,095      30,000(SH)    (SOLE)

OCEAN ENERGY INC        COMMON STK   67481E106    21,608   2,245,000(SH)    (SOLE)

OMNICARE INC            COMMON STK   681904108    18,938   1,500,000(SH)    (SOLE)

ORACLE SYSTEMS          COMMON STK   68389X105    70,125   2,000,000(SH)(C) (SOLE)

OUTBACK STEAKHOUSE INC  COMMON STK   689899102    27,519     700,000(SH)    (SOLE)

PE CORP-CELERA GENOMICS COMMON STK   69332S201     4,856     300,000(SH)    (SOLE)

PARAMETRIC              COMMON STK   699173100    13,875   1,000,000(SH)    (SOLE)

PEREGRINE SYSTEMS       COMMON STK   71366Q101     7,706     300,000(SH)    (SOLE)

PROVIDIAN FINANCIAL CORP.COMMON STK  74406A102    30,773     330,000(SH)    (SOLE)

SILICON GRAPHICS        COMMON STK   827056102    16,375   1,000,000(SH)    (SOLE)

SUPERIOR TELECOM        COMMON STK   868365107    34,750   1,390,000(SH)    (SOLE)

TELEPHONE AND DATA SYS. COMMON STK   879433100    23,034     315,000(SH)    (SOLE)

TOTAL RENAL CARE        COMMON STK   89151A107    22,566   1,450,000(SH)    (SOLE)

TYCO INTERNATIONAL LTD  COMMON STK   902124106   101,383   1,070,000(SH)    (SOLE)

UNITED GLOBAL COMM. 7%  PREFER STK   913247102    50,250   1,000,000(SH)    (SOLE)

VINTAGE PETROLEUM INC   COMMON STK   927460105     9,675     900,000(SH)    (SOLE)

WARNER LAMBERT          COMMON STK   934488107    34,563     500,000(SH)(C) (SOLE)

WORLD ACCESS            COMMON STK   98141A101    13,207     935,000(SH)    (SOLE)

REPORT TOTALS                                  1,176,449




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